Income Taxes - Additional Information (Detail)	12 Months Ended
	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 Investment	Apr. 01, 2018
Income Taxes [Line Items]
Effective Income Tax Rate Reconciliation, Tax Credit, Investment, Amount	$ 9,900,000	$ 5,400,000	$ 43,900,000
Reversal of prior year tax credits	0	0	163,200,000
Net taxes payable		163,500,000
Deferred tax assets valuation allowance	0	0
Income Taxes Receivable	19,200,000
Provision for income taxes	859,100,000	1,468,600,000	1,180,300,000
Unrecognized Tax Benefits	0	0
Lower Limit | ARX Holding Corp.
Income Taxes [Line Items]
Equity interest percentage					80.00%
Interest and Penalties
Income Taxes [Line Items]
Provision for income taxes	$ 100,000	0	9,900,000
Alternative Energy
Income Taxes [Line Items]
Effective Income Tax Rate Reconciliation, Tax Credit, Investment, Amount			38,100,000
Number of Investments | Investment				3
Reversal of prior year tax credits			163,200,000
Net taxes payable			252,000,000
Net deferred income taxes			88,800,000
Protective Deposits			$ 152,100,000
Alternative Energy | Tax Year 2016
Income Taxes [Line Items]
Protective Deposits		$ 48,800,000